Financial Instruments (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Bad debt expense	$ 0	$ 0	$ 0	$ 0
Canadian Dollars Includes In :-
Related party receivable	10,631		8,950
Accounts payable and accrued expenses	270,540		248,300	286,467
Income taxes payable	$ 4,958		4,653	$ 5,551
Canadian Dollars [Member]
Canadian Dollars Includes In :-
Cash			17,738
Accounts receivable			39,187
Related party receivable			12,387
Accounts payable and accrued expenses			108,100
Income taxes payable			6,439
Promissory note payable			$ 63,803